Fair Value Measurements - Assumptions for Determining Fair Value of Derivatives Using Monte Carlo Simulation (Parenthetical) (Detail) (Discovery Offshore, Warrants)	3 Months Ended
Mar. 31, 2013
Discovery Offshore | Warrants
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected life of warrants, at inception	5 years